Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	45,222,532		44,803,735		44,803,735
Income (loss) from continuing operations	$ 41,216		$ 37,433		$ 13,608
Effect of dilutive securities - Stock options	470,318		541,518		37,467
Income (loss) from discontinued operations	(40,919)		29,488		(13,103)
Weighted average number of shares, diluted	45,692,850		45,345,253		44,841,202
Consolidated net income attributable to Nam Tai shareholders	297	[1]	66,921	[1]	505	[1]
Income (loss) from continuing operations	41,216		37,433		13,608
Income (loss) from discontinued operations	(40,919)		29,488		(13,103)
Consolidated net income attributable to Nam Tai shareholders	$ 297	[1]	$ 66,921	[1]	$ 505	[1]
Basic income (loss) per share from continuing operations	$ 0.91		$ 0.83		$ 0.30
Basic income (loss) per share from discontinued operations	$ (0.90)		$ 0.66		$ (0.29)
Basic earnings per share	$ 0.01		$ 1.49		$ 0.01
Diluted income (loss) per share from continuing operations	$ 0.90		$ 0.83		$ 0.30
Diluted income (loss) per share from discontinued operations	$ (0.89)		$ 0.65		$ (0.29)
Diluted earnings per share	$ 0.01		$ 1.48		$ 0.01
Continuing Operations
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	45,222,532		44,803,735		44,803,735
Weighted average number of shares, diluted	45,692,850		45,345,253		44,841,202
Discontinued Operations
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	45,222,532		44,803,735		44,803,735
Weighted average number of shares, diluted	45,692,850		45,345,253		44,841,202

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.